Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property and Equipment, Net [Line Items]
Depreciation expenses	$ 13,113,964	$ 27,829,730	$ 14,426,733
Impairment amount	6,632,437	24,654,267	27,993,571
Net (loss) gain from disposal of property	(165,160)	$ 1,353,299	$ (3,746,247)
Sold to miners		1,115	15,808
Bitcoins total consideration		$ 1,816,870
Accumulated depreciation	20,645,231	9,067,879
Total consideration		1,056,775
Collection of USDC from sales of property and equipment		712,800
Total consideration			$ 9,441,561
Disposed of miners			1,779
Incurred loss		4,356,767
Property, Plant and Equipment [Member]
Property and Equipment, Net [Line Items]
Accumulated depreciation			$ 5,307,790
Customer [Member]
Property and Equipment, Net [Line Items]
Accumulated depreciation			$ 2,213,763
Three Third Party [Member]
Property and Equipment, Net [Line Items]
Sold to miners			15,808
Sales and Writing off of Miners in the Year of 2022 [Member]
Property and Equipment, Net [Line Items]
Net (loss) gain from disposal of property		1,521,799
Sales and Disposal of Miners in The Year of 2021 [Member]
Property and Equipment, Net [Line Items]
Net (loss) gain from disposal of property			$ 610,520
Accumulated depreciation			$ 11,044,804
Disposed of miners			1,779
Sales and Disposal of Miners in The Year of 2021 [Member] | Property, Plant and Equipment [Member]
Property and Equipment, Net [Line Items]
Accumulated depreciation			$ 951,024
BTC [Member]
Property and Equipment, Net [Line Items]
Impairment amount		46,369,095
Accumulated depreciation		571,681
ETH [Member]
Property and Equipment, Net [Line Items]
Impairment amount		3,669,555
Net (loss) gain from disposal of property	$ 165,160
Accumulated depreciation		276,610
Ethereum [Member]
Property and Equipment, Net [Line Items]
Net (loss) gain from disposal of property		$ 168,500